Taxation (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Income/(loss) before tax
Income/(loss) from China operations		¥ 14,177,105	¥ (578,300)	¥ 3,681,735
Loss from non-China operations		(484,573)	(1,795,378)	(3,560,775)
Income/(loss) before tax	$ 1,966,808	13,692,532	(2,373,678)	120,960
Income tax benefits/(expenses) applicable to China operations
Current income tax expenses		(1,269,323)	(437,326)	(360,603)
Deferred tax benefits/(expenses)		(533,117)	10,454	221,010
Subtotal income tax expenses applicable to China operations		(1,802,440)	(426,872)	(139,593)
Total income tax expenses	$ (258,904)	¥ (1,802,440)	¥ (426,872)	¥ (139,593)